Inventories - Allowance for Obsolescence (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Activity in the allowance for obsolescence
Balance at beginning of year	€ (441.3)	€ (349.9)
Additions for the year	(221.5)	(218.2)	€ (120.1)
Effect of changes in exchange rates	(0.5)	4.2
Utilization of the provision	169.0	122.6
Balance at end of year	€ (494.3)	€ (441.3)	€ (349.9)